SUPPLEMENTAL PRO FORMA INFORMATION	3 Months Ended
Mar. 31, 2012
SUPPLEMENTAL PRO FORMA INFORMATION

17.  SUPPLEMENTAL PRO FORMA INFORMATION

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Twelve Months Ended December 31,
	2011	2010

Net loss	$(7,256,438)	$(1,704,966)

The pro forma net loss has been adjusted for the following:

1)	Elimination of $165,000, and $361,000 of interest expense for the twelve months ended December 31, 2011 and 2010, respectively; such amounts relate to interest accrued on the Convertible Notes which were converted immediately prior to the Acquisition (see Note 7) and the Bank Note which was paid in full settlement of the note immediately prior to the Acquisition (see Note 8).
2)	Recognition of an additional beneficial conversion feature (“BCF”) of $463,000 in the year ended December 31, 2010 and the elimination of BCF of $258,000 in the year ended December 31, 2011 in connection with the conversion of the Convertible Notes, which is assumed to have occurred on January 1, 2010 for the purpose of pro forma presentation (see Note 7).
3)	Elimination of Acquisition costs incurred during the year ended December 31, 2011 and 2010, which are assumed to have been incurred prior to January 1, 2010 for the purpose of presentation in the pro forma statements of operations.
4)	Elimination of $450,000 of investment banking fees incurred upon the consummation of the Acquisition on April 8, 2011 from the twelve months ended December 31, 2011.
5)	Elimination of dividends and deemed dividends on Novelos’ preferred convertible stock, which is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.
6)	Elimination of Novelos historical revenue related to the amortization of deferred revenue that was determined to have no fair value in purchase accounting.
7)	Elimination of liquidated damages accrued in 2010 related to Novelos’ convertible preferred stock. The liquidated damages are assumed not to have accrued as the preferred stock is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.